Property Plant and Equipment - Schedule of Detailed Information About Property Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 4,014	£ 3,881
Exceptional impairment	35		£ 22
Ending Balance	4,089	4,014	3,881
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,530	6,214
Exchange differences	(131)	12
Sale of businesses	(2)
Additions	564	459
Disposals	(157)	(155)
Transfers	(25)
Ending Balance	6,779	6,530	6,214
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,516	2,333
Exchange differences	(50)	(9)
Depreciation charge for the year	310	305
Exceptional impairment	35
Sale of businesses	(1)
Disposals	(120)	(113)
Ending Balance	2,690	2,516	2,333
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,180	1,083
Ending Balance	1,118	1,180	1,083
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,628	1,483
Exchange differences	(36)	39
Sale of businesses	(2)
Additions	20	39
Disposals	(38)	(28)
Transfers	13	95
Ending Balance	1,585	1,628	1,483
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	448	400
Exchange differences	(10)	3
Depreciation charge for the year	48	57
Sale of businesses	(1)
Disposals	(18)	(12)
Ending Balance	467	448	400
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,327	2,270
Ending Balance	2,341	2,327	2,270
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,958	3,783
Exchange differences	(73)	(12)
Additions	138	117
Disposals	(84)	(90)
Transfers	163	160
Ending Balance	4,102	3,958	3,783
Plant and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,631	1,513
Exchange differences	(32)	(5)
Depreciation charge for the year	210	196
Exceptional impairment	26
Disposals	(74)	(73)
Ending Balance	1,761	1,631	1,513
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	41	42
Ending Balance	35	41	42
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	127	122
Exchange differences	(6)	(1)
Additions	7	14
Disposals	(6)	(10)
Transfers	4	2
Ending Balance	126	127	122
Fixtures and fittings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	86	80
Exchange differences	(4)
Depreciation charge for the year	15	13
Disposals	(6)	(7)
Ending Balance	91	86	80
Returnable bottles and crates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	172	176
Ending Balance	163	172	176
Returnable bottles and crates [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	523	516
Exchange differences	(9)	(14)
Additions	27	28
Disposals	(25)	(24)
Transfers	18	17
Ending Balance	534	523	516
Returnable bottles and crates [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	351	340
Exchange differences	(4)	(7)
Depreciation charge for the year	37	39
Exceptional impairment	9
Disposals	(22)	(21)
Ending Balance	371	351	340
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	294	310
Ending Balance	432	294	310
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	294	310
Exchange differences	(7)
Additions	372	261
Disposals	(4)	(3)
Transfers	(223)	(274)
Ending Balance	£ 432	£ 294	£ 310